Acquisition - Additional information (Details)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 04, 2018 USD ($) shares	May 31, 2018 shares	Oct. 29, 2018 shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Aug. 26, 2019 USD ($)	Mar. 06, 2019 USD ($)
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired							$ 0	$ 881,318	$ 772,581	$ 0
Debt Instrument, Convertible, Number of Equity Instruments		20,000							20,000
Debt Conversion, Converted Instrument, Shares Issued | shares		13,500							13,500
Revenues							15,239,434	12,758,715	$ 16,502,209	14,960,450
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest					$ (2,631,204)	$ (1,679,306)	(5,784,666)	(3,983,272)	$ (5,344,017)	1,533,431
Debt Instrument, Unamortized Discount	$ 500,000				$ 439,819		$ 439,819				$ 60,000	$ 60,000
Percentage Of Consideration To Be Paid on Total Sales			8.00%
SRM and Fergco Acquisition [Member]
Business Acquisition [Line Items]
Debt Instrument, Term									10 years
Business Combination, Consideration Transferred, Notes Payable Issued						$ 2,996,500		$ 2,996,500
Edison Nation Holdings LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	12,820,978								$ 11,776,696
Payments to Acquire Businesses, Net of Cash Acquired	$ 950,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Debt Instrument, Term	5 years
Convertible Debt	$ 1,428,161
Debt Instrument, Convertible, Number of Equity Instruments	285,632
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	990,000
Debt Conversion, Converted Instrument, Shares Issued | shares	557,084
Revenues									267,920
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									197,485
Debt Conversion, Converted Instrument, Amount	$ 3,760,317
Cloud B, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred									$ 3,184,200
Business Acquisition, Percentage of Voting Interests Acquired			72.15%		72.15%		72.15%		72.15%
Business Acquisition Number of Shares Acquired | shares			489,293
Revenues									$ 1,512,328
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									44,408
SRM and Fergco Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				3,000,000
Business Combination, Consideration Transferred, Notes Payable Issued				$ 2,996,500
Pirasta, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred									470,000
Business Combination Settlement of related party									470,000	0
Best Party Concepts llc [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred									500,000
Business Combination Settlement of related party					$ 500,000		$ 500,000		$ 500,000	$ 0
Equity Method Investment, Ownership Percentage					50.00%		50.00%		50.00%